Parent Company Only Financial Information - Condensed Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Income tax benefit	$ (49)	$ 266	$ 2,321	$ 1,590
Net income (loss)	$ 154	$ (353)	(2,231)	(2,461)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues			106	51
Expenses			(1,222)	(172)
Income tax benefit			319	46
Loss before net loss of subsidiary			(797)	(75)
Net loss of subsidiary			(1,434)	(2,386)
Net income (loss)			$ (2,231)	$ (2,461)